Provisions and Other Liabilities - Summary of Present Value of Pension and Other Post Employement Benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	€ 10,995	€ 11,915	€ 11,713
Present value of unfunded obligations	1,060	1,097	1,375
Total	€ 12,055	€ 13,012	€ 13,088